form 24f-2
annual notice of securities
 sold
pursuant to rule 24f-2


read instructions at end of form
 before preparing form.
please print or type.

1.
name and address of issuer:

papp america-abroad fund, inc.
6225 n. 24th street, suite 150
phoenix, arizona 85016
2.
the name of each series or class
 of securities for which this
 form is filed (if the form is
 being filed for all
series and classes of
 securities of the issuer,
 check the box but do not
 list series or classes):
        [ x ]


papp america-abroad fund, inc.
capital stock
3.
investment company act file
number:
811-6402

securities act file number:
033-42549
4(a)
last day of fiscal year for
 which this notice is filed:
december 31, 2001
4(b).
[ ]  check box if this form
 is being filed late (i.e.,
more than 90 calendar days
after the end of the
      issuer's fiscal year).
  (see instruction a.2)

note:  if the form is being
filed late, interest must be
 paid on the registration
 fee due.
4(c).
[  ]  check box if this is the
 last time the issuer will be
 filing this form.

5.
calculation of registration fee:

(i) aggregate sale price
of securities sold during
the fiscal year pursuant to
section 24(f):


$13,085,231

(ii)aggregate price of
securities redeemed
or repurchased
during the fiscal year:

$52,001,938


(iii)	aggregate price of
securities redeemed or
repurchased during any prior
 fiscal year ending no earlier
 than october 11, 1995 that
 were not previously used to
 reduce registration fees
payable to the commission:

$149,655,124


(iv) total available
redemption credits [add
items 5(ii) and 5(iii)]:


-$201,657,062

(v) net sales - if item
 5(i)is greater than item
 5(iv) [subtract
item 5(iv) from item 5(i)]:


$0

(vi)	redemption credits
available for use in future
 years -- if item 5(i) is less
 than item 5(iv) [subtract
item 5(iv) from item 5(i)]:

$ (188,571,831)


(vi) multiplier for
determining registration
fee (see instruction c.9):


x  .000092

(vii) registration fee due
 [multiply item 5(v) by item
5(vii)] (enter "0" if no fee
 is due):

$0

6.
prepaid shares
if the response to item 5(i)
was determined by deducting an
 amount of securities that
were registered under
the securities act of 1933
pursuant to rule 24e-2 as in
effect before october 11, 1997
, then report the amount
of securities (number of shares
 or other units) deducted
here:____.  if there is a
number of shares or other
units that were registered
 pursuant to rule 24e-2
remaining unsold at the end
of the fiscal year for which
this form is filed that are
available for use by the issuer
in future fiscal years, then
state that number here:____.
7.
interest due - if this form
is being filed more than 90
days after the end of the
issuer's fiscal year
(see instruction d):
8.
total of the amount of the
registration fee due plus any
interest due [line
5(viii) plus line 7]
$0
9.
date the registration fee and
any interest payment was sent
to the commission's lockbox
depository:

method of delivery:
 [  ]   wire transfer
 [  ]   mail or other means
signatures

this report has been signed
below by the following persons
 on behalf of the issuer and
 in the
capacities and on the dates
 indicated.

by (signature and title)*


robert l. mueller,
vice president & secretary

date
march 18, 2002

*please print the name and
 title of the signing officer
 below the signature.